Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Common stock
Weighted average outstanding, diluted	36,916,955	32,599,213
Diluted net loss attributable to common stockholders	$ (0.28)	$ (0.02)
Class B Common Stock
Weighted average outstanding, diluted	4,759,642	4,759,642
Diluted net loss attributable to common stockholders	$ (0.28)	$ (0.02)
POWER & DIGITAL INFRASTRUCTURE ACQUISITION II CORP. | Class A Common stock
Weighted average outstanding, diluted			18,709,868	28,750,000
Diluted net loss attributable to common stockholders			$ 0.05	$ 0.06
POWER & DIGITAL INFRASTRUCTURE ACQUISITION II CORP. | Class B Common Stock
Weighted average outstanding, diluted			7,187,500	7,187,500
Diluted net loss attributable to common stockholders			$ 0.05	$ 0.06